Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Inventory

Note 7 – Inventory

In November 2024, WFOE purchased $1,231,335 of liquor for future sales and they were recorded as finished goods. As of December 31, 2025 and 2024, finished goods inventory represented liquor that was purchased from vendors.

As of December 31, 2025 and 2024, there was no allowance for obsolete inventory. There was no inventory being written-down during the years ended December 31, 2025 and 2024.